INCOME TAXES - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020
Deferred Tax Assets
Employee benefits	$ 27,543	$ 23,236
Lease liability	24,627	19,376
Net operating loss carryforwards	5,502	6,463
Foreign subsidiary capital loss carryforward	527	527
Other tax credits	450	391
Inventory	2,007	1,633
Reserves on receivables	1,446	1,630
Accrued expenses	5,735	3,071
Other, net	5,233	8,483
Gross deferred income tax assets	73,070	64,810
Valuation allowance	(3,952)	(4,044)
Deferred Tax Assets, Net of Valuation Allowance, Noncurrent, Total	69,118	60,766
Deferred Tax Liabilities
Depreciation	(64,387)	(41,403)
Intangibles	(38,367)	(22,840)
Right of use assets	(23,866)	(19,376)
Deferred income tax liabilities	(126,620)	(83,619)
Net deferred income tax liability	$ (57,502)	$ (22,853)